INCOME TAXES - Income From Continuing Operations Before Income Tax Expense by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States	$ (329)	$ (586)	$ 7
International	1,621	1,556	1,610
Income from continuing operations before income taxes	$ 1,292	$ 970	$ 1,617